Average Annual Total Returns - SA BlackRock VCP Global Multi Asset Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 1 Year	Blended Index Since Inception	Bloomberg Barclays U.S. 7-10 Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. 7-10 Treasury Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.82%	6.07%	Sep. 26, 2016	5.50%	6.38%	Jan. 25, 2016	7.82%	8.18%	18.40%	16.05%	12.79%	8.68%	9.98%	3.70%